Business Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Overview

1. Business Overview

We are a U.S.-based biopharmaceutical company specializing in the commercialization of pharmaceutical products for the treatment of dermatological conditions, in particular, diseases caused primarily by exposure to sunlight that results in sun damage to the skin. Our principal licensed products focus on the treatment of actinic keratoses, which are skin lesions that can sometimes lead to skin cancer. We also market a licensed topical antibiotic for treatment of impetigo, a bacterial skin infection.

Our principal product is Ameluz®, which is a prescription drug approved for use in combination with our licensor’s medical device, which has been approved by the U.S. Food and Drug Administration (“FDA”), the BF-RhodoLED® lamp, for photodynamic therapy in the U.S. for the lesion-directed and field-directed treatment of actinic keratosis of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement (“Ameluz LSA”) with Biofrontera Pharma GmbH (“Pharma”) dated as of October 1, 2016, as subsequently amended on June 16, 2021 and further amended on October 8, 2021. Under the Ameluz LSA, we hold the exclusive license to sell Ameluz® and BF-RhodoLED® for all indications currently approved by the FDA as well as all future FDA-approved indications.

Our second prescription drug product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. Currently, no antibiotic resistance against Xepi® is known and it has been specifically approved by the FDA for the treatment of impetigo due to staphylococcus aureus or streptococcus pyogenes. The approved indication is impetigo, a common skin infection. It is approved for use in adults and children 2 months and older. We are currently selling Xepi® for this indication in the U.S. under an exclusive license and supply agreement (“Xepi LSA”) with Ferrer Internacional S.A. (“Ferrer”) that was acquired by Biofrontera Inc. on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc. (“Cutanea”). Refer to Note 14, Related Party Transactions, for further details.

Liquidity and Going Concern

We devote a substantial portion of our cash resources to the commercialization of our licensed products, Ameluz®, BF-RhodoLED® and Xepi®. We have historically financed our operating and capital expenditures through cash proceeds generated from our product sales and proceeds received in connection with the Intercompany Revolving Loan Agreement with our parent, Biofrontera AG. On December 31, 2020, the Company agreed to convert the outstanding principal balance of the revolving debt in the amount of $47.0 million into an aggregate of 7,999,000 shares of common stock at a purchase price of $5.875 per share, which was based on our internal assessment and agreement with our parent, for an aggregate gross capital contribution of $47.0 million.

Since inception, we have incurred losses and generated negative cash flows from operations. As of December 31, 2020, we had an accumulated deficit of $41.2 million and cash and cash equivalents of $8.1 million. As of September 30, 2021, we had an accumulated deficit of $64.4 million, which is inclusive of a legal settlement liability of $11.25 million – see Legal Proceedings section in Note 19 for further details, and cash and cash equivalents of $1.7 million.

We expect to continue to generate revenue from product sales. We also expect to continue to incur operating losses from significant sales and marketing efforts in the U.S as we seek to expand the commercialization of Ameluz® and Xepi®. In addition, we expect to incur additional expenses to add and improve operational, financial and information systems and personnel, including personnel to support our product commercialization efforts. We also expect to incur additional costs to continue to comply with corporate governance, internal controls and similar requirements applicable to us as a public company in the U.S.

Our future growth is dependent on our ability to obtain equity or debt financing. On March 31, 2021, we entered into the Second Intercompany Revolving Loan Agreement with Biofrontera AG for $20.0 million of committed sources of funds for a two-year term.

On November 2, 2021, we completed an initial public offering (“IPO”) and issued and sold 3,600,000 units (“Units”), each consisting of (i) one share of common stock of the Company, par value $0.001 per share (the “Shares”) and (ii) one warrant of the Company (the “Warrants”) entitling the holder to purchase one Share at an exercise price of $5.00 per Share. In addition, the underwriters exercised in full their option to purchase up to an additional 540,000 Warrants to cover over-allotments. The Units were sold at a price of $5.00 per Unit, and the Company estimates the net proceeds from the IPO to be $15.4 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company.

On November 24 and November 26, 2021, investors exercised their warrants to purchase a total of 854,000 shares of common stock at an exercise price of $5.00 per share, resulting in estimated net proceeds of $3.9 million after deducting underwriting discounts and commission.

On November 29, 2021, we entered into a securities purchase agreement with a single institutional investor for the purchase of 2,857,143 shares of our common stock (or common stock equivalents in lieu thereof) and warrants to purchase up to an aggregate of 2,857,143 shares of common stock, in a private placement. The combined purchase price for one share of common stock (or common stock equivalent) and a warrant to purchase one share of common stock is $5.25. The warrants have an exercise price of $5.25 per share, will be immediately exercisable, and will expire five years from the issuance date. The gross proceeds from the private placement offering are expected to be approximately $15.0 million. The private offering is expected to close on or about December 1, 2021, subject to the satisfaction of customary closing conditions.

With the funds available under the Second Intercompany Revolving Loan Agreement, the net proceeds from the IPO, and the proceeds from the private placement offering, we will have sufficient funds to support the operating, investing, and financing activities of the Company through at least twelve months from the date of the issuance of the interim financial statements.

1. Business Overview

We are a U.S.-based biopharmaceutical company specializing in the commercialization of pharmaceutical products for the treatment of dermatological conditions, in particular, diseases caused primarily by exposure to sunlight that results in sun damage to the skin. Our principal licensed products focus on the treatment of actinic keratoses, which are skin lesions that can sometimes lead to skin cancer. We also market a licensed topical antibiotic for treatment of impetigo, a bacterial skin infection.

Our principal product is Ameluz®, which is a prescription drug approved for use in combination with our licensor’s FDA approved medical device, the BF-RhodoLED® lamp, for photodynamic therapy (“PDT”) (when used together, “Ameluz® PDT”) in the U.S. for the lesion-directed and field-directed treatment of actinic keratosis of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement (“Ameluz LSA”) with Biofrontera Pharma GmbH dated as of October 1, 2016, as subsequently amended.

Our second prescription drug product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. Currently, no antibiotic resistance against Xepi® is known and it has been specifically approved by the FDA for the treatment of impetigo due to staphylococcus aureus or streptococcus pyogenes. The approved indication is impetigo, a common skin infection. It is approved for use in adults and children 2 months and older. We are currently selling Xepi® for this indication in the U.S. under an exclusive license and supply agreement (“Xepi LSA”) with Ferrer Internacional S.A. that was acquired by Biofrontera Inc. on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc. Refer to Note 13, Related Party Transactions, for further details.

Liquidity and Going Concern

We devote a substantial portion of our cash resources to the commercialization of our licensed products, Ameluz®, BF-RhodoLED® and Xepi®. We have historically financed our operating and capital expenditures through cash proceeds generated from our product sales and proceeds received in connection with the Intercompany Revolving Loan Agreement with our sole shareholder, Biofrontera AG. On December 31, 2020, the Company agreed to convert the outstanding principal balance of the revolving debt in the amount of $47.0 million into an aggregate of 7,999,000 shares of common stock at a purchase price of $5.875 per share, which was based on our internal assessment and agreement with our sole shareholder, for an aggregate gross capital contribution of $47.0 million.

Since inception, we have incurred losses and generated negative cash flows from operations. As of December 31, 2020, we had an accumulated deficit of $41.2 million and cash and cash equivalents of $8.1 million.

We expect to continue to generate revenue from product sales. We also expect to continue to incur operating losses from significant sales and marketing efforts in the U.S as we seek to expand the commercialization of Ameluz®. In addition, we expect to incur additional expenses to add and improve operational, financial and information systems and personnel, including personnel to support our product commercialization efforts. We also expect to incur additional costs to continue to comply with corporate governance, internal controls and similar requirements applicable to us as a public company in the U.S.

Our growth is dependent on the continued financial support of Biofrontera AG. Failure of our sole shareholder to provide financial support to us as and when needed could have a negative impact on our financial condition and ability to pursue our business strategies. On March 31, 2021, we entered into the Second Intercompany Revolving Loan Agreement with Biofrontera AG for $20.0 million committed sources of funds for a two-year term. Refer to Note 21, Subsequent Events, for further details. With the funds available under the Second Intercompany Revolving Loan Agreement, we will have sufficient funds to support the operating, investing, and financing activities of the Company through at least twelve months from the date that the accompanying financial statements are available to be issued.